Expense Example - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIPFloatingRateHighIncomePortfolio-InitialPRO - VIP Floating Rate High Income Portfolio - VIP Floating Rate High Income Portfolio - Initial Class
Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 75
3 years	233
5 years	406
10 years	$ 906